Income taxes - Valuation Allowance, Reconciliation to Statutory Rate, Effect of Tax Holiday (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in valuation allowance
Allowance made during the year							¥ 63,331,000
Effect of tax rate change		¥ 6.39		¥ 9.54
PRC enterprise income tax (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax expense		¥ 98,470,000		¥ 123,301,000		¥ 157,332,000
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	1.90%	1.90%	2.59%	2.59%	2.78%	2.78%
Effect of tax holiday (as a percent)	(10.72%)	(10.72%)	(8.38%)	(8.38%)	(7.54%)	(7.54%)
Difference of tax rates of subsidiaries outside of China (as a percent)	3.64%	3.64%	(5.43%)	(5.43%)	(0.25%)	(0.25%)
Effect of tax rate change (as a percent)	6.39%	6.39%	9.54%	9.54%	(3.06%)	(3.06%)
Withholding tax for dividend distribution (as a percent)			0.23%	0.23%
Intra-group investment disposal income subject to tax			1.31%	1.31%
Valuation allowance (as a percent)	(1.51%)	(1.51%)	(10.23%)	(10.23%)	3.46%	3.46%
Total (as a percent)	24.70%	24.70%	14.63%	14.63%	20.39%	20.39%
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Aggregate amount and per share effect of the tax holiday
The aggregate amount of effect | $	$ 42,671		$ 70,653		$ 58,194
Per share effect-basic (in dollars per share) | $ / shares	$ 0.18		$ 0.30		$ 0.24
Per share effect-diluted (in dollars per share) | $ / shares	$ 0.18		$ 0.30		$ 0.24
JA Solar USA Inc. ("JA USA")
Movement in valuation allowance
Income tax expense		¥ 0
Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year		373,793,000		¥ 483,649,000		¥ 456,925,000
Allowance made during the year		72,915,000		128,605,000		119,448,000
Effect of tax rate change		(24,833,000)
Reversals and utilization		(54,114,000)		(214,860,000)		(92,724,000)
Written off				(23,601,000)
Balance at end of the year		367,761,000		373,793,000		483,649,000	¥ 456,925,000
Reversal of valuation allowance		¥ 0		¥ 147,630,000		¥ 61,722,000